UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

G. Craig Fidler Financial Investors Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-623-2577

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 - June 30, 2008

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2008
(Unaudited)

Conservative ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

Balanced ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Aggressive Growth ETF Asset Allocation Portfolio

table of contents

Semi-Annual Report | June 30, 2008 (Unaudited)

2	shareholder letter

6	fund expenses

8	statement of investments

	8	Conservative ETF Asset Allocation Portfolio

	9	Income and Growth ETF Asset Allocation Portfolio

	10	Balanced ETF Asset Allocation Portfolio

	11	Growth ETF Asset Allocation Portfolio

	12	Aggressive Growth ETF Asset Allocation Portfolio

14	statement of assets and liabilities

16	statement of operations

18	statement of changes in net assets

23	financial highlights

28	notes to financial statements

33	other information

34	trustees and officers

Shareholder letter

Semi-Annual Report | June 30, 2008 (Unaudited)

Dear Shareholder,

This report encompasses performance for the first half of 2008, trailing year, and the period since the Portfolios were launched on April 30, 2007 (inception). The objective of each Portfolio is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor’s risk profile and investment time horizon.

A Very Difficult First Half

Global stock markets during the first half of 2008 were somewhat reminiscent of the late 1990’s, which was characterized by extraordinary performance from just a couple of market sectors. Back then it was driven primarily by technology and telecoms, whereby today it’s energy and commodity stocks.

Most equity markets here and abroad closed the first half of 2008 much like they ushered in the new year- in sharp decline. In the first two weeks of January, most stock markets around the world experienced a significant increase in volatility, which resulted in equity market losses, in both developed and emerging markets, approaching 10%. Early in the second quarter the markets attempted a recovery off the lows set during the Bear Stearns crisis in mid-March. Unfortunately by late May, the global stock market sell-off resumed, as headlines were dominated by news of weakening economic activity, rising inflation and commodity prices, and continued weakness in the residential housing market. Global stock markets were pummeled during the month of June. In the US, the Dow Jones Industrial Average posted its worst June since the Great Depression. Overseas markets followed suit and most equity indexes posted second quarter declines not seen since 2002.

The table below illustrates how difficult the first half was, as most equity markets across the globe, both developed and emerging, posted double digit declines.

General Market Indices Performance Summary | Periods Ending June 30, 2008

			Portfolio
			Inception
	Six Months	1 Year	(4/30/07)
S&P 500 Stock Index	-11.9%	-13.1%	-10.0%
MSCI U.S. Small Cap 1750 Index	-8.3%	-15.0%	-11.0%
Lehman Aggregate Bond	1.1%	7.1%	5.1%
MSCI U.S. REIT Index	-3.4%	-14.1%	-19.5%
MSCI EAFE	-10.6%	-10.1%	-7.2%
MSCI Emerging Markets	-11.6%	4.9%	-13.0%

With regard to the Portfolios, we were pleased how each performed compared to their relevant benchmarks not only during the tumultuous first half, but also since inception. You can see from the graphs and tables on the following pages that each Portfolio outperformed both its respective Dow Jones Relative Risk Index and its Blended benchmark since the Portfolios were launched on April 30, 2007.

Past performance is no guarantee of future results.

Ibbotson ETF Allocation Series Performance Summary

Past performance is no guarantee of future results. The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown would normally assume reinvestment of dividends and capital gains, however none have been declared by any of the Portfolios as of June 30, 2008.

Conservative growth of $10,000 based on actual performance

Balanced growth of $10,000 based on actual performance

Income & Growth growth of $10,000 based on actual performance

Growth growth of $10,000 based on actual performance

Aggressive Growth growth of $10,000 based on actual performance

	Six Months				1 Year
	Fund Return		Fund Benchmarks		Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones*	Blended^	Class I	Class II	Dow Jones*	Blended^
Conservative	-0.48%	-0.67%	-0.75%	-1.48%	4.20%	3.70%	2.45%	3.08%
Income & Growth	-3.11%	-3.30%	-3.44%	-4.09%	-0.50%	-0.70%	-1.91%	-0.97%
Balanced	-5.48%	-5.59%	-5.72%	-6.69%	-4.17%	-4.47%	-6.37%	-5.02%
Growth	-7.91%	-8.03%	-7.86%	-9.30%	-8.09%	-8.39%	-10.39%	-9.07%
Aggressive Growth	-10.11%	-10.13%	-10.00%	-10.60%	-10.82%	-11.01%	-14.12%	-11.09%

					Annualized Expense Ratios as Disclosed
	Since Inception (4/30/07)**				in Current Prospectus dated 4/30/08†
	Fund Return		Fund Benchmarks		Class I		Class II
Portfolio	Class I	Class II	Dow Jones*	Blended^	Gross	Net	Gross	Net
Conservative	3.50%	3.08%	2.08%	2.09%	110.50%	0.66%	39.60%	0.91%
Income & Growth	-0.17%	-0.43%	-1.41%	-0.93%	41.48%	0.66%	26.18%	0.91%
Balanced	-3.01%	-3.26%	-4.68%	-3.96%	16.21%	0.66%	11.63%	0.91%
Growth	-5.94%	-6.20%	-7.69%	-6.98%	43.74%	0.65%	15.65%	0.90%
Aggressive Growth	-8.02%	-8.20%	-10.59%	-8.50%	78.16%	0.66%	44.96%	0.91%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower.

* The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% income for the Balanced Portfolio. The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. The Dow Jones Aggressive U.S. Portfolio Index consists of 90% equities and 10% fixed income for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. An investor cannot invest directly in an index.

^ Blended benchmark of 20% S&P 500 Index/80% Lehman Aggregate Bond Index for the Conservative Portfolio, 40% S&P 500 Index/60% Lehman Aggregate Bond Index for the Income & Growth Portfolio, 60% S&P 500 Index/40% Lehman Aggregate Bond Index for the Balanced Portfolio, 80% S&P 500 Index/20% Lehman Aggregate Bond Index for the Growth Portfolio, and 90% S&P 500 Index/10% Lehman Aggregate Bond Index for the Aggressive Growth Portfolio.

** Annualized returns

† Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2008. Note the Net Expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees.

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the Underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

The table below shows the changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the past six months. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocation as of June 30, 2008.

Ibbotson ETF Allocation Series Investment Allocation Summary |

Conservative	Income & Growth	Balanced	Growth	Aggressive Growth

ASSET CLASSES | Strategic Allocation

	as of		as of		as of		as of		as of
	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08
Large-Cap Stocks	15.0%	14.0%	25.0%	23.0%	31.0%	31.0%	40.0%	37.0%	41.0%	38.0%
Small-Cap Stocks	0.0%	0.0%	3.0%	3.0%	8.0%	7.0%	12.0%	11.0%	15.0%	14.0%
Real Estate (REITs)	0.0%	0.0%	2.0%	2.0%	5.0%	4.0%	6.0%	6.0%	7.0%	7.0%
International Stocks	5.0%	5.0%	10.0%	10.0%	16.0%	16.0%	22.0%	22.0%	27.0%	26.0%
Commodities	0.0%	2.0%	0.0%	3.0%	0.0%	3.0%	0.0%	4.0%	0.0%	5.0%
Bonds	72.0%	71.0%	55.0%	54.0%	38.0%	37.0%	20.0%	20.0%	10.0%	10.0%
Cash Equivalents	8.0%	8.0%	5.0%	5.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

In March there was a shift in the strategic allocation of all five Funds in order to gain exposure to commodities. This resulted in allocations to the iPath DJ AIG Commodity Index Total Return Exchange-Traded Note (“ETN”) of between two and five percent, depending on each Portfolio’s risk profile, with similar reductions in their respective equity and bond exposures.

On behalf of ALPS Advisers, Inc. and the Sub-Adviser Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Ned Burke

President

The Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. The stocks of smaller companies may be subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments may be subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

fund expenses

Semi-Annual Report | June 30, 2008 (Unaudited)

As a shareholder of the Portfolios, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, 12b-1 fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2008 and held until June 30, 2008.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “A Note on Fees” on the following page below the table.

Disclosure of Fund Expenses |

	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Net Expense Ratio(a)	Expenses Paid During Period(b) 1/01/08 - 6/30/08
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$995.20	0.48%	$2.38
Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Class II
Actual	$1,000.00	$993.30	0.73%	$3.62
Hypothetical	$1,000.00	$1,021.23	0.73%	$3.67

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$968.90	0.48%	$2.35
Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Class II
Actual	$1,000.00	$967.00	0.73%	$3.57
Hypothetical	$1,000.00	$1,021.23	0.73%	$3.67

Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$945.20	0.48%	$2.32
Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Class II
Actual	$1,000.00	$944.10	0.73%	$3.53
Hypothetical	$1,000.00	$1,021.23	0.73%	$3.67

	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Net Expense Ratio(a)	Expenses Paid During Period(b) 1/01/08 - 6/30/08
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$920.90	0.48%	$2.29
Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Class II
Actual	$1,000.00	$919.70	0.73%	$3.48
Hypothetical	$1,000.00	$1,021.23	0.73%	$3.67

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$898.90	0.48%	$2.27
Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Class II
Actual	$1,000.00	$898.70	0.73%	$3.45
Hypothetical	$1,000.00	$1,021.23	0.73%	$3.67

(a)       Annualized, based on the Portfolio’s net expenses from December 31, 2007 through June 30, 2008. See Note 5 in the Notes to Financial Statements for more information on fees and expenses of acquired funds and the Expense Limitation Agreement in place. Also see Financial Highlights for each Portfolio’s gross annualized expense ratios respective to Class I and Class II shares.

(b)       Expenses are equal to the Portfolio’s net annualized expense ratio, of 0.48% or 0.73% for Class I or Class II shares respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

A Note on Fees. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio’s shares are offered to you.

statement of investments Conservative ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

	Shares	Value
Exchange Traded Funds - 89.22%
iShares - 37.73%
Lehman TIPS Bond Fund	4,305	$464,294
MSCI EAFE Index Fund	1,834	125,996
S&P 500 Index Fund	2,989	382,323

Total iShares		972,613

Other - 51.49%
Vanguard Short-Term Bond ETF	7,588	587,235
Vanguard Total Bond Market ETF	9,710	740,096

Total Other		1,327,331

Total Exchange Traded Funds (Cost $2,346,492)		2,299,944

Exchange Traded Notes -2.02%
iPath Dow Jones-AIG Commodity
Index Total Return ETN(1)	728	52,059

Total Exchange Traded Notes (Cost $47,853)		52,059

Rate*	Shares	Value
Short-Term Investments - 8.82%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 2.61%	227,501	$227,501

Total Short-Term Investments (Cost $227,501)		227,501

Total Investments - 100.06% (Total cost $2,621,846)		2,579,504

Liabilities in Excess of Other Assets - (0.06)%		(1,485)

Net Assets - 100.00%		$2,578,019

Asset Class Allocation# as a percentage of total portfolio value

# Portfolio asset class allocations refer to those used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. Asset classifications reflect those of the underlying ETF’s held by each portfolio and are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

(1) Non-income producing security.

* Rate disclosed is as of June 30, 2008.

^ Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of June 30, 2008.

See Notes to Financial Statements.

statement of investments Income and Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

	Shares	Value
Exchange Traded Funds - 87.38% iShares - 47.38%
Lehman TIPS Bond Fund	6,492	$700,162
MSCI EAFE Index Fund	7,865	540,326
S&P 500 Index Fund	10,803	1,381,812

Total iShares		2,622,300

Other - 40.00%
Vanguard REIT ETF	849	49,437
Vanguard Short-Term Bond ETF	10,281	795,647
Vanguard Small-Cap ETF	1,587	99,235
Vanguard Total Bond Market ETF	16,655	1,269,444

Total Other		2,213,763

Total Exchange Traded Funds (Cost $5,003,639)		4,836,063

Exchange Traded Notes -2.89%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	2,238	160,039

Total Exchange Traded Notes (Cost $145,612)		$160,039

Rate*	Shares	Value
Short-Term Investments - 6.05%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 2.61%	334,585	334,585

Total Short-Term Investments (Cost $334,585)		334,585

Total Investments - 96.32% (Total cost $5,483,836)		5,330,687

Other Assets in Excess of Liablities - 3.68%		203,669

Net Assets - 100.00%		$5,534,356

Asset Class Allocation# as a percentage of total portfolio value

# Portfolio asset class allocations refer to those used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. Asset classifications reflect those of the underlying ETF’s held by each portfolio and are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

* Rate disclosed is as of June 30, 2008.

^ Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of June 30, 2008.

See Notes to Financial Statements.

statement of investments Balanced ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.51%
iShares - 60.66%
Lehman TIPS Bond Fund	9,994	$1,077,853
MSCI EAFE Index Fund	27,386	1,881,418
S&P 500 Index Fund	38,378	4,908,929

Total iShares		7,868,200

Other - 37.85%
Vanguard Emerging Markets ETF	8,641	404,399
Vanguard REIT ETF	4,616	268,790
Vanguard Short-Term Bond ETF	15,659	1,211,850
Vanguard Small-Cap ETF	10,682	667,945
Vanguard Total Bond Market ETF	30,912	2,356,113

Total Other		4,909,097

Total Exchange Traded Funds (Cost $13,447,607)		12,777,297

Exchange Traded Notes - 3.11%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	5,639	$403,245

Total Exchange Traded Notes (Cost $371,127)		403,245

Rate*	Shares	Value
Short-Term Investments - 4.93%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 2.61%	639,753	639,753

Total Short-Term Investments (Cost $639,753)		639,753

Total Investments - 106.55% (Total cost $14,458,487)		13,820,295

Liabilities in Excess of Other Assets - (6.55)%		(849,366)

Net Assets - 100.00%		$12,970,929

Asset Class Allocation# as a percentage of total portfolio value

# Portfolio asset class allocations refer to those used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. Asset classifications reflect those of the underlying ETF’s held by each portfolio and are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

(1) Non-income producing security.

* Rate disclosed is as of June 30, 2008.

^ Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of June 30, 2008.

See Notes to Financial Statements.

statement of investments Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

	Shares	Value
Exchange Traded Funds - 93.38%
iShares - 64.25%
Lehman TIPS Bond Fund	3,635	$392,035
MSCI EAFE Index Fund	35,501	2,438,919
S&P 500 Index Fund	44,033	5,632,260

Total iShares		8,463,214

Other - 29.13%
Vanguard Emerging Markets ETF	10,999	514,753
Vanguard REIT ETF	8,611	501,419
Vanguard Short-Term Bond ETF	8,361	647,058
Vanguard Small-Cap ETF	16,115	1,007,670
Vanguard Total Bond Market ETF	15,290	1,165,404

Total Other		3,836,304

Total Exchange Traded Funds (Cost $13,057,884)		12,299,518

Exchange Traded Notes - 3.97%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	7,307	$522,524

Total Exchange Traded Notes (Cost $478,400)		522,524

Rate*	Shares	Value
Short-Term Investments - 5.62%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 2.61%	740,059	740,059

Total Short-Term Investments (Cost $740,059)		740,059

Total Investments - 102.97% (Total cost $14,276,343)		13,562,101

Liabilities in Excess of Other Assets - (2.97)%		(391,350)

Net Assets - 100.00%		$13,170,751

Asset Class Allocation# as a percentage of total portfolio value

# Portfolio asset class allocations refer to those used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. Asset classifications reflect those of the underlying ETF’s held by each portfolio and are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

(1) Non-income producing security.

* Rate disclosed is as of June 30, 2008.

^ Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of June 30, 2008.

See Notes to Financial Statements.

statement of investments Aggressive Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

	Shares	Value
Exchange Traded Funds - 92.50%
iShares - 67.44%
MSCI EAFE Index Fund	4,515	$310,181
S&P 500 Index Fund	5,225	668,330

Total iShares		978,511

Other - 25.06%
Vanguard Emerging Markets ETF	1,581	73,991
Vanguard REIT ETF	937	54,562
Vanguard Small-Cap ETF	2,209	138,128
Vanguard Total Bond Market ETF	1,273	97,028

Total Other		363,709

Total Exchange Traded Funds (Cost $1,433,144)		1,342,220

Exchange Traded Notes - 5.20%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	1,055	75,443

Total Exchange Traded Notes (Cost $69,101)		$75,443

Rate*	Shares	Value
Short-Term Investments - 1.31%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 2.61%	19,037	$19,037

Total Short-Term Investments (Cost $19,037)		19,037

Total Investments - 99.01% (Total cost $1,521,282)		1,436,700

Other Assets in Excess of Liabilities - 0.99%		14,432

Net Assets - 100.00%		$1,451,132

Asset Class Allocation# as a percentage of total portfolio value

# Portfolio asset class allocations refer to those used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. Asset classifications reflect those of the underlying ETF’s held by each portfolio and are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

(1) Non-income producing security.

* Rate disclosed is as of June 30, 2008.

^ Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of June 30, 2008.

See Notes to Financial Statements.

Intentionally Left Blank

statements of assets and liabilities

Semi-Annual Report | June 30, 2008 (Unaudited)

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Assets:
Investments, at value	$2,579,504	$5,330,687
Cash	—	163
Receivable due from adviser	1,029	685
Receivable for shares sold	343,830	273,120
Interest and dividends receivable	491	719
Other assets	3,327	3,327
Total Assets	2,928,181	5,608,701

Liabilities:
Payable to custodian	—	—
Payable for investments purchased	18,867	54,163
Payable for shares redeemed	318,892	497
Payable to adviser	—	—
Payable for 12b-1 fees-Class II	456	932
Payable to trustees	300	837
Payable for audit fees	11,077	11,103
Accrued expenses and other liabilities	570	6,813
Total Liabilities	350,162	74,345
Net Assets	$2,578,019	$5,534,356

Net Assets Consist of:
Paid-in-capital	$2,588,103	$5,640,864
Accumulated net investment income	33,553	59,374
Accumulated net realized loss on investments	(1,295)	(12,733)
Net unrealized depreciation on investments	(42,342)	(153,149)
Total Net Assets	$2,578,019	$5,534,356

Investments, at Cost	$2,621,846	$5,483,836

Pricing of Shares:

Class I:
Net Assets	$166,650	$258,971
Shares of beneficial interest outstanding	16,012	25,961
Net Asset Value, offering and redemption price per share	$10.41	$9.98

Class II:
Net Assets	$2,411,369	$5,275,385
Shares of beneficial interest outstanding	232,818	530,045
Net Asset Value, offering and redemption price per share	$10.36	$9.95

See Notes to Financial Statements.

	Balanced	Growth	Aggressive Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Assets:
Investments, at value	$13,820,295	$13,562,101	$1,436,700
Cash	669	—	1,070
Receivable due from adviser	1,399	—	1,214
Receivable for shares sold	26,421	295,339	31,736
Interest and dividends receivable	1,329	633	85
Other assets	3,327	3,327	3,327
Total Assets	13,853,440	13,861,400	1,474,132

Liabilities:
Payable to custodian	—	40,670	—
Payable for investments purchased	310,797	619,636	9,628
Payable for shares redeemed	526,889	1,007	111
Payable to adviser	—	1,173	—
Payable for 12b-1 fees-Class II	2,155	2,133	211
Payable to trustees	1,439	1,966	458
Payable for audit fees	11,077	11,077	11,077
Accrued expenses and other liabilities	30,154	12,987	1,515
Total Liabilities	882,511	690,649	23,000
Net Assets	$12,970,929	$13,170,751	$1,451,132

Net Assets Consist of:
Paid-in-capital	$13,477,798	$13,806,592	$1,542,880
Accumulated net investment income	155,195	125,763	15,732
Accumulated net realized loss on investments	(23,872)	(47,362)	(22,898)
Net unrealized depreciation on investments	(638,192)	(714,242)	(84,582)
Total Net Assets	$12,970,929	$13,170,751	$1,451,132

Investments, at Cost	$14,458,487	$14,276,343	$1,521,282

Pricing of Shares:

Class I:
Net Assets	$1,007,503	$1,393,843	$311,751
Shares of beneficial interest outstanding	104,387	149,710	34,377
Net Asset Value, offering and redemption price per share	$9.65	$9.31	$9.07

Class II:
Net Assets	$11,963,426	$11,776,908	$1,139,381
Shares of beneficial interest outstanding	1,243,528	1,268,813	125,962
Net Asset Value, offering and redemption price per share	$9.62	$9.28	$9.05

statements of operations

Semi-Annual Report For the Six Months Ended June 30, 2008 (Unaudited)

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio

Investment Income:
Interest	$3,343	$4,167
Dividends	32,493	55,939
Total Investment Income	35,836	60,106

Expenses:
Investment adviser fees	3,910	6,932
12b-1 fees-Class II	2,084	3,609
Custodian fees	1,280	2,003
Legal and audit fees	9,198	10,349
Trustees’ fees and expenses	4,579	4,691
SEC Registration fees	174	595
Report to shareholder fees	755	2,432
Insurance Expenses	1,906	1,905
Offering Cost	3,412	3,469
Other	518	1,635
Total expenses before waiver	27,816	37,620
Less fees waived/reimbursed by investment adviser
Class I	(1,360)	(2,978)
Class II	(20,233)	(23,678)
Total Net Expenses	6,223	10,964
Net Investment Income	29,613	49,142

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(1,705)	(12,903)
Net change in unrealized depreciation on investments	(42,750)	(147,193)
Net Realized and Unrealized Loss on Investments	(44,455)	(160,096)

Net Decrease In Net Assets Resulting from Operations	$(14,842)	$(110,954)

See Notes to Financial Statements.

	Balanced	Growth	Aggressive Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Investment Income:
Interest	$6,547	$4,811	$471
Dividends	140,801	122,639	13,313
Total Investment Income	147,348	127,450	13,784

Expenses:
Investment adviser fees	19,609	17,420	1,927
12b-1 fees-Class II	9,948	9,021	879
Custodian fees	3,169	3,153	1,381
Legal and audit fees	16,129	12,084	9,228
Trustees’ fees and expenses	7,541	5,608	4,482
SEC Registration fees	2,642	1,236	208
Report to shareholder fees	10,860	5,131	847
Insurance Expenses	1,906	1,906	1,906
Offering Cost	3,412	3,412	3,412
Other	6,327	2,957	469
Total expenses before waiver	81,543	61,928	24,739
Less fees waived/reimbursed by investment adviser
Class I	(4,959)	(2,239)	(3,979)
Class II	(45,800)	(32,207)	(17,836
Total Net Expenses	30,784	27,482	2,924
Net Investment Income	116,564	99,968	10,860

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(26,093)	(48,790)	(22,778)
Net change in unrealized depreciation on investments	(600,756)	(667,344)	(77,575)
Net Realized and Unrealized Loss on Investments	(626,849)	(716,134)	(100,353)

Net Decrease In Net Assets Resulting from Operations	$(510,285)	$(616,166)	$(89,493)

statements of changes in net assets Conservative ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

	Six Months Ended	Period Ended
	June 30, 2008 (Unaudited)	December 31, 2007 (1)
Operations:
Net investment income	$29,613	$3,963
Net realized gain/(loss) on investments	(1,705)	388
Net change in unrealized appreciation/(depreciation) on investments	(42,750)	408
Net increase/(decrease) in net assets resulting from operations	(14,842)	4,759

Share Transactions:

Class I
Proceeds from sale of shares	148,790	36,661
Cost of shares redeemed	(7,752)	(11,713)
Net increase from share transactions	141,038	24,948

Class II
Proceeds from sale of shares	2,970,054	359,197
Cost of shares redeemed	(890,172)	(16,963)
Net increase from share transactions	2,079,882	342,234
Net increase in net assets	$2,206,078	$371,941

Net Assets:
Beginning of period	371,941	—
End of period*	$2,578,019	$371,941

*Includes undistributed net investment income of:	$33,553	$3,940

Other Information:

Class I
Sold	14,251	3,658
Redeemed	(739)	(1,158)
Net increase in shares outstanding	13,512	2,500

Class II
Sold	284,905	34,800
Redeemed	(85,233)	(1,654)
Net increase in shares outstanding	199,672	33,146

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

statements of changes in net assets Income and Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

	Six Months Ended	Period Ended
	June 30, 2008 (Unaudited)	December 31, 2007 (1)
Operations:
Net investment income	$49,142	$10,269
Net realized gain/(loss) on investments	(12,903)	133
Net change in unrealized depreciation on investments	(147,193)	(5,956)
Net increase/(decrease) in net assets resulting from operations	(110,954)	4,446

Share Transactions:

Class I
Proceeds from sale of shares	42,911	237,284
Cost of shares redeemed	(8,198)	(7,215)
Net increase from share transactions	34,713	230,069

Class II
Proceeds from sale of shares	4,879,969	1,025,227
Cost of shares redeemed	(522,570)	(6,544)
Net increase from share transactions	4,357,399	1,018,683

Net increase in net assets	$4,281,158	$1,253,198

Net Assets:
Beginning of period	1,253,198	—
End of period*	$5,534,356	$1,253,198

*Includes undistributed net investment income of:	$59,374	$10,269

Other Information:

Class I
Sold	4,222	23,263
Redeemed	(809)	(715)
Net increase in shares outstanding	3,413	22,548

Class II
Sold	482,143	99,834
Redeemed	(51,297)	(635)
Net increase in shares outstanding	430,846	99,199

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

statements of changes in net assets Balanced ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

	Six Months Ended	Period Ended
	June 30, 2008 (Unaudited)	December 31, 2007 (1)
Operations:
Net investment income	$116,564	$38,709
Net realized gain/(loss) on investments	(26,093)	2,143
Net change in unrealized depreciation on investments	(600,756)	(37,436)
Net increase/(decrease) in net assets resulting from operations	(510,285)	3,416

Share Transactions:

Class I
Proceeds from sale of shares	579,185	474,503
Cost of shares redeemed	(10,887)	(1,664)
Net increase from share transactions	568,298	472,839

Class II
Proceeds from sale of shares	8,514,878	5,087,661
Cost of shares redeemed	(983,719)	(182,159)
Net increase from share transactions	7,531,159	4,905,502

Net increase in net assets	$7,589,172	$5,381 ,757

Net Assets:
Beginning of period	5,381,757	—
End of period*	$12,970,929	$5,381,757

*Includes undistributed net investment income of:	$155,195	$38,709

Other Information:

Class I
Sold	58,185	47,458
Redeemed	(1,092)	(164)
Net increase in shares outstanding	57,093	47,294

Class II
Sold	863,969	498,721
Redeemed	(101,386)	(17,776)
Net increase in shares outstanding	762,583	480,945

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

statements of changes in net assets Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

	Six Months Ended	Period Ended
	June 30, 2008 (Unaudited)	December 31, 2007 (1)
Operations:
Net investment income	$99,968	$25,813
Net realized gain/(loss) on investments	(48,790)	1,410
Net change in unrealized depreciation on investments	(667,344)	(46,898)
Net decrease in net assets resulting from operations	(616,166)	(19,675)

Share Transactions:

Class I
Proceeds from sale of shares	1,418,650	108,968
Cost of shares redeemed	(65,611)	(96)
Net increase from share transactions	1,353,039	108,872

Class II
Proceeds from sale of shares	10,576,172	2,525,054
Cost of shares redeemed	(674,788)	(81,757)
Net increase from share transactions	9,901,384	2,443,297

Net increase in net assets	$10,638,257	$2,532,494

Net Assets:
Beginning of period	2,532,494	—
End of period*	$13,170,751	$2,532,494

*Includes undistributed net investment income of:	$125,763	$25,813

Other Information:

Class I
Sold	145,673	10,770
Redeemed	(6,724)	(9)
Net increase in shares outstanding	138,949	10,761

Class II
Sold	1,098,921	248,212
Redeemed	(70,317)	(8,003)
Net increase in shares outstanding	1,028,604	240,209

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

statements of changes in net assets Aggressive Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007 (1)
Operations:
Net investment income	$10,860	$4,872
Net realized loss on investments	(22,778)	(120)
Net change in unrealized depreciation on investments	(77,575)	(7,007)
Net decrease in net assets resulting from operations	(89,493)	(2,255)

Share Transactions:

Class I
Proceeds from sale of shares	(61,626)	(170)
Cost of shares redeemed	308,824	86,035
Net increase from share transactions	247,198	85,865

Class II
Proceeds from sale of shares	1,170,643	350,465
Cost of shares redeemed	(311,009)	(282)
Net increase from share transactions	859,634	350,183

Net increase in net assets	$1,017,339	$433,793

Net Assets:
Beginning of period	433,793	—
End of period*	$1,451,132	$433,793

*Includes undistributed net investment income of:	$15,732	$4,872

Other Information:

Class I
Sold	32,662	8,312
Redeemed	(6,580)	(17)
Net increase in shares outstanding	26,082	8,295

Class II
Sold	124,290	34,782
Redeemed	(33,082)	(28)
Net increase in shares outstanding	91,208	34,754

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

financial highlights Conservative ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I		Class II
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.46	$10.00	$10.43	$10.00
Income from investment operations:
Net investment income	0.18	0.28	0.02	0.10
Net realized and unrealized loss on investments	(0.23)	0.18	(0.09)	0.33
Total from investment operations	(0.05)	0.46	(0.07)	0.43

Net increase/(decrease) in net asset value	(0.05)	0.46	(0.07)	0.43

Net asset value - end of period	$10.41	$10.46	$10.36	$10.43

Total Return(2)	(0.48)%	4.60%	(0.67)%	4.30%

Ratios and Supplemental Data
Net assets, end of period (000)	$167	$26	$2,411	$346
Ratios to average net assets:
Total expenses before reimbursements (3)	3.21%	110.32%	3.20%	39.42%
Net expenses after reimbursements (3)	0.48%	0.48%	0.73%	0.73%
Net investment income (3)	3.61%	4.08%	3.40%	5.36%
Portfolio turnover rate (2)	117%	36%	117%	36%

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Not annualized.

(3)  Annualized.

See Notes to Financial Statements.

financial highlights Income and Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2008 (Unaudited)

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I		Class II
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.30	$10.00	$10.29	$10.00
Income from investment operations:
Net investment income	0.03	0.11	0.01	0.08
Net realized and unrealized gain/(loss) on investments	(0.35)	0.19	(0.35)	0.21
Total from investment operations	(0.32)	0.30	(0.34)	0.29

Net increase/(decrease) in net asset value	(0.32)	0.30	(0.34)	0.29

Net asset value - end of period	$9.98	$10.30	$9.95	$10.29

Total Return(2)	(3.11)%	3.00%	(3.30)%	2.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$259	$232	$5,275	$1,021
Ratios to average net assets:
Total expenses before reimbursements (3)	2.94%	41.30%	2.40%	26.00%
Net expenses after reimbursements (3)	0.48%	0.48%	0.73%	0.73%
Net investment income (3)	2.94%	5.58%	3.21%	6.66%
Portfolio turnover rate (2)	59%	8%	59%	8%

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Not annualized.

(3)       Annualized.

See Notes to Financial Statements.

financial highlights Balanced ETF Asset Allocation Portfolio

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I		Class II
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.21	$10.00	$10.19	$10.00
Income from investment operations:
Net investment income	0.13	0.16	0.02	0.07
Net realized and unrealized gain/(loss) on investments	(0.69)	0.05	(0.59)	0.12
Total from investment operations	(0.56)	0.21	(0.57)	0.19

Net increase/(decrease) in net asset value	(0.56)	0.21	(0.57)	0.19

Net asset value - end of period	$9.65	$10.21	$9.62	$10.19

Total Return(2)	(5.48)%	2.10%	(5.59)%	1.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$1,008	$483	$11,963	$4,899
Ratios to average net assets:
Total expenses before reimbursements (3)	1.66%	16.03%	1.89%	11.45%
Net expenses after reimbursements (3)	0.48%	0.48%	0.73%	0.73%
Net investment income (3)	2.67%	4.79%	2.68%	7.62%
Portfolio turnover rate (2)	48%	23%	48%	23%

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Not annualized.

(3)       Annualized.

See Notes to Financial Statements.

financial highlights Growth ETF Asset Allocation Portfolio

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I		Class II
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.11	$10.00	$10.09	$10.00
Income from investment operations:
Net investment income	0.15	0.11	0.12	0.10
Net realized and unrealized loss on investments	(0.95)	(0.00)	(0.93)	(0.01)
Total from investment operations	(0.80)	0.11	(0.81)	0.09

Net increase/(decrease) in net asset value	(0.80)	0.11	(0.81)	0.09

Net asset value - end of period	$9.31	$10.11	$9.28	$10.09

Total Return(2)	(7.91)%	1.10%	(8.03)%	0.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$1,394	$109	$11,777	$2,424
Ratios to average net assets:
Total expenses before reimbursements (3)	1.18%	43.57%	1.64%	15.48%
Net expenses after reimbursements (3)	0.48%	0.48%	0.73%	0.73%
Net investment income (3)	3.21%	5.11%	2.53%	6.76%
Portfolio turnover rate (2)	29%	18%	29%	18%

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Not annualized.

(3)       Annualized.

See Notes to Financial Statements.

financial highlights Aggressive Growth ETF Asset Allocation Portfolio

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I		Class II
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.09	$10.00	$10.07	$10.00
Income from investment operations:
Net investment income	0.14	0.15	0.11	0.10
Net realized and unrealized loss on investments	(1.16)	(0.06)	(1.13)	(0.03)
Total from investment operations	(1.02)	0.09	(1 .02)	0.07

Net increase/(decrease) in net asset value	(1.02)	0.09	(1.02)	0.07

Net asset value - end of period	$9.07	$10.09	$9.05	$10.07

Total Return(2)	(10.11)%	0.90%	(10.13)%	0.70%

Ratios and Supplemental Data
Net assets, end of period (000)	$312	$84	$1,139	$350
Ratios to average net assets:
Total expenses before reimbursements (3)	5.34%	77.98%	5.88%	44.78%
Net expenses after reimbursements (3)	0.48%	0.48%	0.73%	0.73%
Net investment income (3)	2.99%	4.22%	2.43%	8.20%
Portfolio turnover rate (2)	47%	12%	47%	12%

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Not annualized.

(3)       Annualized.

See Notes to Financial Statements.

notes to financial statements

Semi-Annual Report | June 30, 2008 (Unaudited)

1.                   Significant Accounting and Operating Policies |

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies (“contracts”). The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price (“net asset value”) of Portfolio shares is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign Securities: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, each Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. The Portfolios invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolios’ pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security. As of June 30, 2008, no securities were fair valued for any of the Portfolios.

The Portfolios adopted the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standard 159 (“FAS 159”), “Fair Value Options for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115,” on January 1, 2008. Management has determined that there is no impact to the Portfolios as a result of adopting FAS 159. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

notes to financial statements

Semi-Annual Report | June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolios’ investments as of June 30, 2008.

	Conservative ETF Asset Allocation Portfolio		Income & Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$2,579,504	$—	$5,330,687	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total	$2,579,504	$—	$5,330,687	$—

	Balanced ETF Asset Allocation Portfolio		Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$13,820,295	$—	$13,562,101	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total	$13,820,295	$—	$13,562,101	$—

	Aggressive Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$1,436,700	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,436,700	$—

* Other financial instruments include futures, forwards and swap contracts.

For the six months ended June 30, 2008, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

notes to financial statements

Semi-Annual Report | June 30, 2008 (Unaudited)

Income Taxes:  It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies under Subchapter M. As a result, each Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, such as the insurance companies’ separate accounts.

Effective January 2, 2007, the Trust adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Trust files income tax returns in the U.S. federal jurisdiction and Colorado. The statue of limitations on the Portfolios’ federal and state tax filings remains open for the year ended December 31, 2007.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversification requirement imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses:  Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders:  Each Portfolio currently intends to declare dividends quarterly and pay dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other:  Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

Offering costs consist of legal fees related to preparing the initial registration statement and were amortized over a 12 month period beginning with the commencement of the operations of the Portfolios (April 30, 2007).

2. Federal Taxes  |

As of June 30, 2008, net unrealized appreciation/(depreciation) of investments based on federal tax cost were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Gross appreciation (excess of value over tax cost)	$786	$11,624	$22,201	$17,598	$(13,839)
Gross depreciation (excess of tax cost over value)	(48,494)	(176,024)	(696,047)	(770,865)	(91,880)
Net unrealized depreciation	$(47,708)	$(164,400)	$(673,846)	$(753,267)	$(105,719)
Cost of investments for income tax purposes	$2,627,212	$5,495,087	$14,494,141	$14,315,368	$1,542,419

notes to financial statements

Semi-Annual Report | June 30, 2008 (Unaudited)

3. Investment Transactions |

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2008, were as follows for each Portfolio:

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Purchases	$3,956,174	$5,819,738
Sales	1,911,303	1,806,172

	Balanced	Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Purchases	$12,864,735	$13,398,433
Sales	4,128,104	2,272,961

Aggressive Growth
ETF Asset
Allocation Portfolio
Purchases	$1,481,013
Sales	411,356

4.       Investment Advisory and Sub-Advisory Agreements |

ALPS Advisers, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is a wholly-owned subsidiary of ALPS Holdings, Inc., located in Denver, Colorado, and founded in 1985 as a provider of fund administration and fund distribution services. The Adviser is registered with the Securities and Exchange Commission as an investment adviser. Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser is responsible for selecting the sub-adviser to each Portfolio. The Adviser furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), each Portfolio pays the Adviser monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets. The Adviser is required to pay all fees due to a sub-adviser out of the management fee the Adviser receives from the Portfolios.

Ibbotson Associates, Inc. (the “Sub-Adviser”) serves as the Portfolios’ Sub-Adviser. The Sub-Adviser, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Adviser is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Sub-Adviser is responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of primary underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management. The Adviser pays the Sub-Adviser monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets. This sub-advisory fee is paid out of the annual 0.45% fee paid from the Portfolios to the Adviser monthly and is not incurred separately by any Portfolio.

5. Other Agreements |

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The offering of the Portfolio’s shares is continuous.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that ALPS Advisers, Inc. may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services.

The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.

The annual 12b -1 fee rates for each Portfolio and share class are outlined below. These are shown as a percentage of average annual net assets.

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

notes to financial statements

Semi-Annual Report | June 30, 2008 (Unaudited)

	Balanced ETF Asset Allocation Portfolio	Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

Aggressive Growth ETF Asset Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Adviser, and the Sub-Adviser (the “Expense Limitation Agreement”), the Adviser and Sub-Adviser agree to waive certain fees they are entitled to receive from the Portfolios (Sub-Adviser’s fees being received via the management fee paid to the Adviser by the Portfolios). Specifically, the Adviser and Sub-Adviser agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.48% for Class I shares and 0.73% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETF’s held by the Portfolios. The Expense Limitation Agreement is effective through April 30, 2010.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Adviser. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state.

6.                   Trustees and Officers |

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of June 30, 2008, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios pay each Independent Trustee a retainer fee in the amount of $4,000 per year, a per meeting fee of $1,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The interested Trustees receive no compensation from the Portfolios.

other information

Semi-Annual Report | June 30, 2008 (Unaudited)

Proxy Voting |

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolios for the period ended June 30, 2008, are available without charge, upon request, by contacting your insurance company or plan sponsor, on the Portfolios’ website at http://www.fivitfunds.com, and on the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Portfolio Holdings |

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

trustees and officers

Semi-Annual Report | June 30, 2008 (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, or on the Portfolios’ website at http://wwwfivitfunds.com.

Independent Trustees  |

		Term of Office		Number of Portfolios
	Position with	and Length of	Principal Occupation(s)	in Portfolio Complex	Other Trusteeships
Name, Address, & Age	the Portfolio	Time Served	During last 5 years	Overseen by Trustee	Held By Trustee
Mary K. Anstine (67)	Trustee	Since November 30, 2006	Ms. Anstine is a Trustee of Financial Investors Trust, Reaves Utility Income Fund, Westcore Trust, ALPS ETF Trust and ALPS Variable Insurance Trust.	8	Ms. Anstine is a Trustee of Financial Investors Trust (4 funds), Reaves Utility Income Fund, Westcore Trust (11 funds), ALPS ETF and ALPS Variable Insurance Trust.
T. Neil Bathon (47)	Trustee	Since November 30, 2006	Mr. Bathon is currently a consultant of PMR Associates LLC since June 2006. Mr. Bathon was also President of Financial Research Corp. from October 1987 to June 2006.	5	None
David Swanson (51)	Trustee	Since November 30, 2006	Mr. Swanson is a Principal Owner of Swandog Marketing since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	5	Mr. Swanson is also a Trustee of the Governing Board of Gilda’s Club Chicago
John J. Linnehan (44)	Trustee	Since February 22, 2008	Mr. Linnehan is the president of Channel Mining Solutions, Inc. since June 2001. Mr. Linnehan is also the Treasurer of American SCORES, NE since January 2007. Prior to that Mr. Linnehan was senior VP for Pioneer Investments from November 1992 through June 2001.	5	None

Interested Trustees |

Name, Address, & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Trusteeships Held By Trustee
Robert W. Alexander (80)	Trustee	Since December 7, 2006	Mr. Alexander is a former Vice Chairman of First Interstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking, Cash Management Services and Marketing. Mr. Alexander was the Chief Executive Officer & Chairman of ALPS until September 30, 2005.	5	Mr. Alexander is also a member of the Board of Trustees of the Hunter and Hughes Trusts as well as Financial Investors Trust (4 funds) and Reaves Utility Income Fund.
Scott Wentsel (46)	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

Mr. Alexander is deemed an “Interested Trustee” by virtue of his former relationship with ALPS. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with the Sub-Adviser.

Officers  |

Name, Address, & Age	Position with the Portfolio	Length of Time Served	Principal Occupation(s) During last 5 years
Edmund J. Burke (47)	President and Chief Executive Officer	Since November 30, 2006

Mr. Burke is President and a Director of ALPS. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his position with ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently the President of Financial Investors Trust and Reaves Utility Income Fund, and President and a Trustee of the Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund. Mr. Burke is also a Trustee and Vice President of Liberty All-Star Equity Fund and Director and Vice President of Liberty All-Star Growth Fund, Inc.

Name, Address, & Age	Position with the Portfolio	Length of Time Served	Principal Occupation(s) During last 5 years
Craig Fidler (52)	Secretary	Since September 4, 2007

Mr. Fidler joined ALPS as Associate Counsel in August 2007. Prior to joining ALPS, Mr. Fidler served as Senior Vice President, General Counsel and Secretary at Colorado headquartered Fixed Income Securities. Previously, Mr. Fidler held legal positions at asset management company Collect America, and First Trust Corp. Additionally, he served for 12 years as a senior attorney with the Enforcement Division of the SEC. Mr. Fidler began his career as law clerk to the Honorable James C. Turk, Chief Judge of the US District Court for Western District of Virginia.

Jeremy O. May (38)	Treasurer	Since November 30, 2006

Mr. May is Managing Director of ALPS. Because of his position with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Financial Investors Trust, Reaves Utility Income Fund and First Funds, and President of ALPS Variable Insurance Trust. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation

Michael Akins (31)	Chief Compliance Officer	Since September 4, 2007.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as AVP and Compliance Officer for UMB Financial Corporation. Before joining UMB Mr. Akins was an Account Manager at State Street Corporation. Because of his position with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the Chief Compliance Officer of Financial Investors Trust, Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, ALPS ETF Trust, and ALPS Variable Insurance Trust.

Funds distributed by ALPS Distributors, Inc.

This report has been prepared for Ibbotson ETF Allocation Series shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

FIV000255 03/31/09

Item 2.    Code of Ethics.

Not applicable to semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.    Principal Accounting Fees and Services.

Not applicable to semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

a) The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

b) Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

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Item 11.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)  Not applicable.

(b)  A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	September 5, 2008

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	September 5, 2008

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